Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	£ 5	£ 4
Work in progress	2	1
Finished goods	63	81
Returns asset	4	5
Inventories	£ 74	£ 91